4. Other Investments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Investments [Abstract]
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	$ 4,395	$ 4,350
Certificates of Deposits	$ 2,242	$ 2,242